UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08041

Atlas Insurance Trust
(Exact name of registrant as specified in charter)

794 Davis Street, San Leandro, California			94577-6900
(Address of principal executive offices)			(Zip code)

W. Lawrence Key, President, Atlas Insurance Trust 794 Davis Street, San Leandro, California 94577-6900
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(510) 297-7444

Date of fiscal year end:	12/31/2004

Date of reporting period:	12/31/2004

Item 1. Reports to Stockholders.

The annual report for the period January 1, 2004 through December 31, 2004 is filed herewith.

From the Office of Marion O. Sandler
Chairman of the Board

Dear Atlas Policyholder:

Thank you for investing in Atlas Portfolio Builder. In 2004, the behavior of investment markets once again defied prediction. It would have been difficult to imagine, one year ago, that longer-term interest rates would end the year close to where they began, even though the Federal Reserve raised short-term rates five times during the year for a total increase of 1.25%. Overall, stocks performed well during 2004, but were held in check during the second and third quarters due to geopolitical concerns, uncertainty over the outcome of the U.S. presidential election, and sharply higher petroleum prices. In the fourth quarter, stocks staged a strong rally as the presidential elections ended decisively, oil prices retreated, and job growth held steady. The surest prediction for 2005 is that the market will continue to be unpredictable and that having a long-term investment strategy is more valuable now than ever.

Atlas Balanced Growth fared well in 2004.

The performance of Atlas Balanced Growth in 2004 reflected a generally positive environment for stocks and bonds during the year. In the period ended December 31, 2004, the portfolio generated a total return of 10.17% for the year, and average annual returns of 0.09% and 5.22% for the five-year and since-inception periods, respectively.

Atlas Balanced Growth is a "fund of funds," which invests in a mix of Atlas mutual funds to provide asset allocation within one portfolio. We believe that effective asset allocation - spreading investment dollars across stocks, bonds, and cash - is essential to successful investing and offers our valued policyholders another convenient way to help meet their long-term goals. The portfolio seeks long-term growth of capital and moderate current income, and targets to maintain a stock, bond, and cash allocation of approximately 60%, 30%, and 10%, respectively. These proportions may be adjusted in response to market conditions and were, in fact, 65% stocks, 29% bonds, and 6% cash as of December 31, 2004. At the end of the year, Atlas Balanced Growth was invested in the underlying Atlas mutual funds as follows:

Atlas Funds	Percentage of Investments
Value	16.2%
Emerging Growth	13.8
Global Growth	12.7
Strategic Income	10.7
Growth Opportunities	10.3
Strategic Growth	9.9
American Enterprise Bond	9.3
Balanced	7.5
U.S. Government & Mortgage	7.5
Money Market	2.1
S&P 500 Index	0.0
U.S. Treasury Money	0.0
100.0%

The annuities you want from the people you trust.

Changing market conditions present an ideal time to review your overall financial plan to assess whether your investment strategy is on track to help you reach your long-term goals. For assistance, please do not hesitate to contact your Atlas Representative. Simply call 1-800-933-ATLAS (1-800-933-2852) to schedule an appointment. Or visit our Web site, www.atlasannuities.com for more information.

As a sister company of World Savings and a subsidiary of the $100 billion-strong Golden West Financial Corporation, Atlas Securities, Inc. - a registered broker-dealer - is dedicated to providing you with the quality products and services you've come to expect from World. We appreciate the trust you've placed in us. In closing, please accept our best wishes for a prosperous 2005.

Sincerely,

Marion O. Sandler
Chairman of the Board

Data discussed in this letter represents past performance and does not guarantee future results. Current performance may be lower or higher than the data quoted. For current to the most recent month-end performance information, call 1-800-933-2852. Returns and principal value will fluctuate so the annuity will be worth more or less than its original cost when surrendered. Returns do not include surrender or insurance charges for the variable annuity, but do include fund operating expenses and reinvestment of dividends and capital gains. A portion of this portfolio's expenses were waived. In the absence of this waiver, the portfolio's returns would have been lower. The inception date for the Atlas Balanced Growth Portfolio was September 30, 1997.

Please carefully consider the investment objectives, risks, charges, and expenses - including the base 1.4% annual insurance charge - of Atlas Portfolio Builder before investing. The prospectus contains these details and other information. Please call 1-800-933-2852 or see your Atlas Representative for a prospectus and read it carefully before investing. Distributed by Atlas Securities, Inc., a registered broker-dealer and an insurance affiliate of World Savings. Atlas Annuities are not available in all states.

NOT FDIC INSURED • NOT A DEPOSIT • NO BANK GUARANTEE • MAY LOSE VALUE • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Atlas Balanced Growth Portfolio
Performance Compared to the Market

As always, past performance is no guarantee of future results. The following chart compares the growth of a hypothetical $10,000 investment in the Atlas Balanced Growth Portfolio to two indices that are representative of the markets in which the portfolio invests. These indices may differ materially from the underlying funds in the Balanced Growth Portfolio, and are unmanaged, do not include management expenses, and cannot be invested in directly. All returns reflect the reinvestment of dividends and capital gains and do not reflect either insurance company or surrender charges imposed in connection with the variable annuity.

* Inception of operations of the Atlas Balanced Growth Portfolio.

Atlas Balanced Growth Portfolio
Shareholder Expenses  (unaudited)

As a shareholder of the Balanced Growth Portfolio, you incur ongoing expenses, such as management fees, administrative service fees and other fund expenses. The following table is intended to help you understand your ongoing expenses (in dollars and cents) of investing in the Portfolio and to compare these expenses with the ongoing expenses of investing in other funds.

The table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

The first line in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about the hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 07/01/04	Ending Account Value 12/31/04	Annualized Expense Ratio	Expenses Paid During Period*
Atlas Balanced Growth Portfolio
Actual	$1,000.00	$1,079.20	0.50%	$2.61
Hypothetical	1,000.00	1,022.62	0.50%	2.54

*  Expenses are calculated using the Portfolio's annualized expense ratio of 0.50%, multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (366 days).

Atlas Balanced Growth Portfolio
Statement of Net Assets  December 31, 2004

Investments: (99.88%)
Investment in Atlas Funds, at identified cost			$17,119,058
	Shares	Percent of Net Assets
Investment in Atlas Funds, at market value – 99.88%
Value Fund	281,580	16.17%	$3,170,592
Emerging Growth Fund	175,228	13.83	2,710,779
Global Growth Fund	118,136	12.67	2,483,227
Strategic Income Fund	445,951	10.67	2,091,511
Growth Opportunities Fund	89,713	10.33	2,025,714
Strategic Growth Fund	151,163	9.88	1,937,916
American Enterprise Bond Fund	182,106	9.27	1,817,421
Balanced Fund	133,395	7.51	1,471,349
U.S. Government and Mortgage Securities Fund	144,024	7.45	1,460,402
Money Market Fund	411,181	2.10	411,181
Investment in Atlas Funds, at market value			19,580,092
Other Assets and Liabilities: (0.12%)
Distributions receivable			61,096
Other assets			67,245
Liabilities			(104,198)
Total other assets and liabilities			24,143
Net Assets (100.00%)			$19,604,235
Net Assets Consist Of:
Unrealized appreciation			$2,461,034
Accumulated net realized loss			(3,893,657)
Paid-in capital			21,036,858
Net Assets			$19,604,235
Net Asset Value Per Share:
Net assets			$19,604,235
Beneficial interest shares outstanding (unlimited number of shares authorized)			1,862,077
Net asset value per share			$10.53
Investment Allocation (Unaudited)			Percent of Net Assets
Stocks			65.34%
Bonds			29.23
Cash and other liquid assets			5.31
			99.88%

The accompanying notes are an integral part of these financial statements.

Atlas Balanced Growth Portfolio
Statement of Operations  For the year ended December 31, 2004

Investment Income:
Income:
Distribution income from Atlas Funds	$230,757
Interest	139
Total income	230,896
Expenses:
Management fees (Note 4)	42,763
Administration service fees (Note 4)	42,763
Custodian fees and expenses	15,579
Printing and postage	12,179
Accounting and legal fees	11,229
Trustees' fees	1,105
Transfer agency fees and expenses	1,102
Other	1,099
Gross expenses	127,819
Waiver of management fees (Note 4)	(42,292)
Net expenses	85,527
Net investment income	145,369
Realized and Unrealized Gain (Loss):
Proceeds from sales	10,170,339
Cost of securities sold	10,230,058
Net realized loss	(59,719)
Net change in unrealized appreciation:
Unrealized appreciation beginning of year	780,451
Unrealized appreciation end of year	2,461,034
Net change in unrealized appreciation	1,680,583
Net realized and unrealized gain	1,620,864
Net increase in net assets resulting from operations	$1,766,233

The accompanying notes are an integral part of these financial statements.

Atlas Balanced Growth Portfolio
Statements of Changes in Net Assets

	2004[2]	2003[2]
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$145,369	$146,202
Net realized loss on investments	(59,719)	(516,446)
Net change in unrealized appreciation on investments	1,680,583	3,410,997
Net increase in net assets resulting from operations	1,766,233	3,040,753
Distributions Paid to Shareholders:
Distributions from net investment income	(145,584)	(146,002)
Distributions from net realized gain on investments	-	-
Total distributions paid to shareholders	(145,584)	(146,002)
Beneficial Interest Share Transactions:[1]
Proceeds from shares sold	3,338,407	725,637
Proceeds from shares issued in reinvestment of distributions	145,584	146,002
Cost of shares repurchased	(2,006,433)	(2,177,623)
Net increase (decrease) in net assets resulting from beneficial interest share transactions	1,477,558	(1,305,984)
Net increase in net assets	3,098,207	1,588,767
Net Assets:
Beginning of year	16,506,028	14,917,261
End of year	$19,604,235	$16,506,028

1  Share Transactions:

Sold	338,601	82,838
Issued in reinvestment of dividends	13,839	15,161
Redeemed	(204,060)	(263,779)
Net increase (decrease) in shares outstanding	148,380	(165,780)

2  For the year ended December 31.

The accompanying notes are an integral part of these financial statements.

Atlas Balanced Growth Portfolio
Financial Highlights  selected data for a share outstanding throughout each year

	2004[1]	2003[1]	2002[1]	2001[1]	2000[1]
Net asset value, beginning of year	$9.63	$7.94	$9.66	$10.68	$11.68
Income From Investment Operations:[2]
Net investment income	0.08	0.09	0.14	0.15	0.48
Net realized and unrealized gain (loss) on investments	0.90	1.69	(1.72)	(1.02)	(0.84)
Total from investment operations	0.98	1.78	(1.58)	(0.87)	(0.36)
Less Distributions:
From net investment income	(0.08)	(0.09)	(0.14)	(0.15)	(0.17)
From net realized gains on investments	0.00	0.00	0.00	0.00	(0.47)
Total distributions	(0.08)	(0.09)	(0.14)	(0.15)	(0.64)
Net asset value, end of year	$10.53	$9.63	$7.94	$9.66	$10.68
Total Return[3]	10.17%	22.37%	-16.36%	-8.14%	-3.03%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$19,604	$16,506	$14,917	$20,611	$21,187
Ratio of expenses to average net assets:[4]
Before expense waivers and reimbursement	0.75%	0.88%	0.82%	0.76%	0.79%
After expense waivers and reimbursement	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	0.85%	0.98%	1.46%	1.55%	3.92%
Portfolio turnover rate	59.27%	37.26%	61.71%	57.33%	56.11%

1  For the year ended December 31.

2  Per share information was calculated based on average shares.

3  Total return assumes purchase at net asset value (without sales charge) at the beginning of each year.

4  Does not include expenses of the investment companies in which the Portfolio invests.

The accompanying notes are an integral part of these financial statements.

Atlas Balanced Growth Portfolio
Notes to Financial Statements  December 31, 2004

1. Significant Accounting Policies

Atlas Insurance Trust (the "Trust") is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company. The Trust offers a choice of investment portfolios to investors through the purchase of variable annuity and variable life policies that fund insurance company separate accounts. The Trust is a series company currently offering only the Atlas Balanced Growth Portfolio (the "Portfolio"). The Portfolio, which has as its investment objective long-term growth of capital and moderate income, invests among twelve diversified no load Atlas mutual funds, including the U.S. Treasury Money Fund, the Money Market Fund, the U.S. Government and Mortgage Securities Fund, the Strategic Income Fund, the American Enterprise Bond Fund, the Balanced Fund, the Growth Opportunities Fund, the Value Fund, the S&P 500 Index Fund, the Strategic Growth Fund, the Global Growth Fund, and the Emerging Growth Fund (the "Atlas Funds"). Since the Portfolio invests in shares of a limited number of mutual funds, it is a "non-diversified" investment company under the 1940 Act. The Portfolio, however, intends to qualify as a diversified investment company under provisions of the Internal Revenue Code. Additional diversification requirements under Internal Revenue Code Section 817(h) are imposed on the Portfolio because the Trust is an investment medium for variable annuity contracts.

The following is a summary of significant accounting policies consistently used by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a.  Investment Valuation: Investments are valued at the net asset value of each underlying Atlas Fund determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open.

b.  Federal Income Taxes: It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Accordingly, no provision for federal income or excise tax has been recorded.

c.  Security Transactions: Security transactions are recorded on the date securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes.

d.  Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Dividends, representing distributions from Atlas Funds, are recorded on the ex-dividend date. Distributions of capital gains, if any, will normally be declared and paid once a year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by a fund, timing differences, and differing characterization of distributions made by a fund. For the year ended December 31, 2004, the Portfolio distributed, on a tax basis, $145,584 all of which is characterized as ordinary income.

As of December 31, 2004, the components of distributable earnings on a tax basis were comprised of $1,849,907 of unrealized appreciation and $3,282,530 of accumulated long term capital loss carryovers.

Atlas Balanced Growth Portfolio
Notes to Financial Statements (continued)  December 31, 2004

A permanent difference incurred during the period ended December 31, 2004, resulting from differences in book and tax accounting, has been reclassified at year-end from paid in capital of $5,760 and undistributed net investment income of $6 to undistributed net realized gain of $(5,766).

e.  Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Unrealized Appreciation/Depreciation - Tax Basis

As of December 31, 2004, unrealized appreciation of investment securities for federal income tax purposes was $1,849,907 consisting of unrealized gains of $1,864,705 and unrealized losses of $14,798. Cost of securities for federal income tax purposes was $17,730,185.

Capital Loss Carryover

For the fiscal year ended December 31, 2004, the Portfolio had capital loss carryforwards, which expire as follows: $1,150,919 in 2009; $1,464,560 in 2010; $527,161 in 2011; and $139,890 in 2012.

3. Purchases and Sales of Securities

During the year ended December 31, 2004, the Portfolio purchased $11,610,130 of investment securities and sold $10,170,339 of investment securities.

4. Transactions with Affiliates and Related Parties

Atlas Advisers, Inc. (the "Adviser") provides portfolio management services to the Portfolio and the U.S. Government and Mortgage Securities Fund. The Adviser supervises the provision of similar services to the Portfolio by Boston Safe Advisors, Inc., sub-adviser to the Money Market Fund and the U.S. Treasury Money Fund as of December 1, 2004 (previously managed by the Adviser); by OppenheimerFunds, Inc., sub-adviser to the Strategic Income Fund, the Growth Opportunities Fund, and the Global Growth Fund; by Madison Investment Advisors, Inc. ("Madison"), sub-adviser to the American Enterprise Bond Fund; by New York Life Investment Management LLC, sub-adviser to the Balanced Fund as of October 19, 2004 (previously managed by Madison); by Renaissance Investment Management, sub-adviser to the Strategic Growth Fund as of October 20, 2004 (previously managed by Madison); by Hotchkis and Wiley Capital Management LLC, sub-adviser to the Value Fund as of May 17, 2004 (previously managed by Pilgrim, Baxter & Associates, Ltd.); by Turner Investment Partners, sub-adviser to the Emerging Growth Fund; and by Barclays Global Fund Advisors, adviser to the Master Portfolio in which the S&P 500 Index Fund invests.

The Adviser is responsible for providing or overseeing all aspects of the Portfolio's day-to-day operations and implementing the Portfolio's investment programs. The Portfolio pays a fee for management and administrative services to the Adviser. The management fee is based on an annual rate of .25% of the Portfolio's average daily net assets. The Adviser has agreed to reduce its fee and assume expenses of the

Atlas Balanced Growth Portfolio
Notes to Financial Statements (continued)  December 31, 2004

Portfolio to the extent necessary to limit the Portfolio's total direct operating expenses to .50% of average daily net assets. Due to the voluntary expense waiver in effect during the year ended December 31, 2004, management fees due the Adviser were reduced by $42,292.

The Portfolio invests in specific Atlas Funds that have varied expense and fee levels. Due to the varying proportions owned of the underlying funds over time, the amount of fees and expenses incurred indirectly by the Portfolio will vary.

Atlas Securities, Inc. (the "Distributor") acts as principal underwriter of the Portfolio's shares. The Adviser and Distributor are wholly owned subsidiaries of Golden West Financial Corp. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser, the Distributor and the Atlas Funds.

At December 31, 2004 Golden West Financial Corp., together with the Adviser and Distributor, owned 14,278,813 shares in the Money Market Fund; 401,385 shares in the Value Fund; 1,000 shares in the S&P 500 Index Fund; 77,448 shares in the American Enterprise Bond Fund; 115,723 shares in the Emerging Growth Fund and 13,733 shares in the Portfolio.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Atlas Insurance Trust:

We have audited the accompanying statement of net assets of Atlas Insurance Trust comprising the Atlas Balanced Growth Portfolio (the "Trust") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Atlas Insurance Trust comprising the Atlas Balanced Growth Portfolio as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Oakland, California
February 21, 2005

Atlas Balanced Growth Portfolio
Portfolio Proxy Voting Policies and Procedures  (unaudited)

A description of the Trust's Portfolio Proxy Voting Policies and Procedures and information regarding the Trust's proxy voting record for the most recent twelve month period ended June 30, 2004 are available (i) without charge, upon request, by calling the Trust at 1-800-933-2852, and (ii) from the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Trust files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available (i) without charge, upon request, by calling the Trust at 1-800-933-2852; (ii) from the SEC's website at www.sec.gov; and (iii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

Tax Information

The distribution made from net investment income for the Atlas Balanced Growth Portfolio resulted in a dividends received deduction for corporations of 23.40%.

Atlas Balanced Growth Portfolio
Trustees and Officers  (unaudited)

The Trustees and principal officers of Atlas Insurance Trust (the "Trust"), their business addresses, positions held, length of time served, principal occupations for the past five years and other trusteeships held are set forth in the following table.

Interested Trustees

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Marion O. Sandler, 74 1901 Harrison Street Oakland, CA 94612	Trustee, Chairman of the Board	Since 9/1997 Since 9/1997 Term of Offices: Continuous	Chairman of the Board and Chief Executive Officer of World Savings Bank, FSB ("World Savings"), Golden West Financial Corporation ("GWFC"); May 1987 to present - Director - Trustee/Chairman of the Board of the Funds, the Trust, the Distributor and the Adviser; December 1989 to August 2004 - Chief Executive Officer and President of the Funds, the Trust, the Distributor and the Adviser	Atlas Insurance Trust - 1 Atlas Funds - 16	Atlas Funds (the "Funds")

Russell W. Kettell, 60 1901 Harrison Street Oakland, CA 94612	Trustee	Since 9/1997 Term: Continuous	President of GWFC and Senior Executive Vice President of World Savings; July 2004 to present - Director of the Distributor and the Adviser	Atlas Insurance Trust - 1 Atlas Funds - 16	Atlas Funds

Independent Trustees

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Barbara A. Bond, 58 794 Davis Street San Leandro, CA 94577	Trustee	Since 9/1997 Term: Continuous	Certified Public Accountant/Tax Partner of Hood & Strong LLP	Atlas Insurance Trust - 1 Atlas Funds - 16	Atlas Funds

Jerome A. Gitt, 61 794 Davis Street San Leandro, CA 94577	Trustee	Since 11/2004 Term: Continuous	July 2000 to present - retired; January 1989 to July 2000 - First Vice President/Equity Securities Research Analyst covering thrifts, banks and financial related companies for Merrill Lynch & Co.	Atlas Insurance Trust - 1 Atlas Funds - 16	Atlas Funds

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Daniel L. Rubinfeld, 59 794 Davis Street San Leandro, CA 94577	Trustee	Since 3/1999 Term: Continuous	Professor of Law and Professor of Economics, University of California, Berkeley; Independent Consultant	Atlas Insurance Trust - 1 Atlas Funds - 16	Atlas Funds

David J. Teece, 56 794 Davis Street San Leandro, CA 94577	Trustee	Since 9/1997 Term: Continuous	Professor, Haas School of Business, and Director, Institute of Management, Innovation and Organization, University of California, Berkeley	Atlas Insurance Trust - 1 Atlas Funds - 16	Atlas Funds, LECG Corp.: an expert services firm

Principal Officers who are Not Trustees

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Officer	Other Trusteeships Held by Officer
W. Lawrence Key, 51 794 Davis Street San Leandro, CA 94577	President and Chief Operating Officer	Since 9/2001 Term of Offices: Continuous	August 2004 to present - President and Chief Operating Officer of the Funds, the Trust, the Distributor and the Adviser; January 2004 to present - Group Senior Vice President of World Savings; December 2003 to present - Director of the Distributor and the Adviser; September 2001 to December 2003 - Group Senior Vice President and Chief Operating Officer of the Funds, the Trust, the Distributor and the Adviser; May 2000 to August 2001 - Group Senior Vice President and National Sales Manager of the Distributor; August 1993 to April 2000 - Senior Vice President and National Sales Manager of the Distributor	Atlas Insurance Trust - 1 Atlas Funds - 16	None

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Officer	Other Trusteeships Held by Officer
Lezlie Iannone, 47 794 Davis Street San Leandro, CA 94577	Senior Vice President and Secretary	Since 10/2004 Term: Continuous	October 2004 to present - Senior Vice President and Secretary of the Funds, the Trust, the Distributor and the Adviser; May 2000 to present - Senior Vice President of the Distributor; April 1997 to April 2000 - Vice President of the Distributor	Atlas Insurance Trust - 1 Atlas Funds - 16	None

Gene A. Johnson, 52 794 Davis Street San Leandro, CA 94577	Vice President and Treasurer	Since 1/2000 Since 7/1998 Term: Continuous	January 2000 to present - Vice President of the Funds, the Trust and the Adviser; July 1998 to present - Treasurer of the Funds and the Trust; July 1998 to December 1999 - Assistant Vice President of the Funds and the Trust	Atlas Insurance Trust - 1 Atlas Funds - 16	None

Jeanette Smith, 44 794 Davis Street San Leandro, CA 94577	Chief Compliance Officer	Since 8/2004 Term: Continuous	August 2004 to present - Chief Compliance Officer of the Funds, the Trust and the Adviser; June 2003 to July 2004 - First Vice President of the Distributor; February 1997 to May 2003 - Vice President of the Distributor	Atlas Insurance Trust - 1 Atlas Funds - 16	None

Item 2. Code of Ethics.

As of December 31, 2004, the Registrant has adopted a code of ethics that applies to the Registrant’s Principal Executive Officer and Principal Financial Officer.  For the year ended December 31, 2004, there were no substantive amendments to a provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics.  A copy of its code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.  The audit committee financial expert serving on the Registrant’s audit committee is Barbara A. Bond, who is “independent” as defined in Item 3 of Form N-CSR.  Ms. Bond serves as Chair of the Registrant’s Audit Committee.  In addition, Ms. Bond is a Certified Public Accountant and a partner of Hood & Strong LLP, a firm of Certified Public Accountants located in San Francisco, California.

Item 4. Principal Accountant Fees and Services.

(a)          AUDIT FEES: The aggregate fees billed for professional services rendered by its principal accountants, Deloitte & Touche LLP, for the audit of the Registrant’s annual financial statements for 2004 and 2003 were $2,319 and $2,309, respectively.

(b)         AUDIT RELATED FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for 2004 or 2003.

(c)          TAX FEES: The aggregate fees billed for professional services rendered by Deloitte & Touche LLP for tax compliance, tax advice, and tax planning for 2004 and 2003 were $393 and $3,254, respectively.  Such services included the preparation of federal and California regulated investment company income tax returns and preparation of requests for filing extensions.

(d)         ALL OTHER FEES: The aggregate fees billed for professional services rendered by its independent auditors, Deloitte & Touche LLP for products and services, other than the services reported in paragraphs (a) through (c) of this Item for 2003 was $5,147.  Such services were for providing of certain disclosure control and internal control consulting services in connection with Section 302 of the Sarbanes-Oxley Act of 2002, concluding in the creation of an Assessments Database for documenting and managing the control assessment process. No such fees were billed to the Registrant by Deloitte & Touche LLP for 2004.

(e)          (1)The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.

(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable

(c) 100%

(d) 100%

(f)            Not applicable.

(g)         The aggregate non-audit fees billed for professional services rendered to the registrant by its independent auditors, Deloitte & Touche LLP for 2003 was $5,147.  No such services were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h)         Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics is attached.

(a)(2) Section 302 Certification letters are attached.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Atlas Insurance Trust

By: /s/ W. Lawrence Key
W. Lawrence Key
President and Chief Operating Officer (as Principal Executive Officer)

Date:	February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W. Lawrence Key
W. Lawrence Key
President and Chief Operating Officer
(as Principal Executive Officer)

Date: February 24, 2005

By: /s/ Gene A. Johnson
Gene A. Johnson Vice President and Treasurer (Principal Financial Officer)

Date:	February 24, 2005